Non-controlling interest (Details) - USD ($) $ in Thousands	3 Months Ended
	Nov. 30, 2025	Nov. 30, 2024
Notes and other explanatory information [abstract]
Balance at beginning of year	$ 17,015	$ 11,136
Non-controlling interest's 45% share of Buckreef Gold's comprehensive earnings	3,672	5,879
Balance at end of year	$ 20,687	$ 17,015